Segment Information (Details) - segments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Number of operating segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Segment reporting, description	The CODM used consolidated sales, gross margin and net income (loss) to assess financial performance and allocate resources.	The CODM used consolidated sales, gross margin and net income (loss) to assess financial performance and allocate resources.